Debt And Other Credit Facilities (Credit Agreement) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 25, 2015
Line of Credit Facility [Line Items]
Interest rate description	Amounts drawn under the Credit Agreement will bear interest at variable rates, per annum, based either on (i) the London interbank offered rate ("LIBOR") plus an applicable margin of 1.375% to 1.75%, or (ii) a base rate plus an applicable margin of 0.375% to 0.75%, with the base rate equal to the highest of (a) reference bank’s publicly announced base rate, (b) the Federal Funds Rate plus 0.5%, or (c) LIBOR plus 1%. The amount of the applicable margin to be applied will be determined by the Company’s ratio of consolidated debt to consolidated EBITDA for the prior four fiscal quarters, as defined in the Credit Agreement. The Credit Agreement provides for fees on letters of credit issued under the Credit Agreement at a rate equal to the applicable margin for LIBOR-based loans, except for performance letters of credit, which are priced at 50% of such applicable margin. KBR pays an annual issuance fee of 0.125% of the face amount of a letter of credit and pays a commitment fee of 0.225% to 0.25%, per annum, on any unused portion of the commitment under the Credit Agreement based on the Company's consolidated leverage ratio.
Borrowings on revolving credit agreement	$ 0	$ 700,000,000	$ 0
Revolving credit agreement	$ 470,000,000	$ 650,000,000
Maximum EDITDA	3.5
Debt to EBITDA ratio	3.25
Revolving Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 1,000,000,000
Percent added to federal fund rate	0.50%
Percent added to LIBOR	1.00%
Percentage of LIBOR applicable margin for performance letters of credit	50.00%
Letter of credit fee charged on issuance	0.125%
Minimum consolidated net worth base in addition to certain percentage of consolidated net income and increase in shareholders' equity attributable to the sale of equity interests	$ 1,200,000,000
Consolidated net income percentage	50.00%
Increase in shareholders' equity attributable to the sale of equity securities percentage	100.00%
Additional amount of equity repurchases allowed under Credit Agreement pending the resolution of PEMEX litigation.	$ 400,000,000
Remaining availability under equity repurchase distribution cap	957,000,000
AdditionalAggregateCommitmentsIncreaseLimit
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 500,000,000
Letters Of Credit, Surety Bonds And Bank Guarantees
Line of Credit Facility [Line Items]
Letters of credit, outstanding amount	365,000,000
Letters Of Credit, Surety Bonds And Bank Guarantees | Credit Agreement
Line of Credit Facility [Line Items]
Letters of credit, outstanding amount	$ 37,000,000
Minimum | Revolving Credit Facility
Line of Credit Facility [Line Items]
LIBOR applicable margin	1.375%
Base rate applicable margin	0.375%
Letter of credit fronting commitments	0.225%
Maximum | Revolving Credit Facility
Line of Credit Facility [Line Items]
LIBOR applicable margin	1.75%
Maximum | Revolving Credit Facility
Line of Credit Facility [Line Items]
Base rate applicable margin	0.75%
Letter of credit fronting commitments	0.25%
Principal amount of of additional indebtedness parent company may incur under Credit Agreement provisions	$ 200,000,000
Principal amount of unsecured indebtedness our subsidiaries may incur under Credit Agreement provisions	200,000,000
Base dollar amount of share and equity repurchases cap	$ 750,000,000